UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-282099-11

Central Index Key Number of the issuing entity: 0002107796

Wells Fargo Commercial Mortgage Trust 2026-5C8

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-282099

Central Index Key Number of the depositor: 0000850779

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, National Association
(Central Index Key Number 0000740906)

Argentic Real Estate Finance 2 LLC
(Central Index Key Number 0001968416)

JPMorgan Chase Bank, National Association
(Central Index Key Number 0000835271)

Citi Real Estate Funding Inc.
(Central Index Key Number 0001701238)

Goldman Sachs Mortgage Company
(Central Index Key Number 0001541502)

Greystone Commercial Mortgage Capital LLC
(Central Index Key Number 0001931347)

(Exact names of sponsors as specified in their respective charters)

A.J. Sfarra, (212) 214-5613

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “February 11 Form ABS-EE”), filed with the Securities and Exchange Commission on February 11, 2026, with respect to Wells Fargo Commercial Mortgage Trust 2026-5C8, Commercial Mortgage Pass-Through Certificates, Series 2026-5C8. Effective upon the filing of this Form ABS-EE/A, each of Exhibit 102 and Exhibit 103 of the February 11 Form ABS-EE is replaced and superseded in its entirety by Exhibit 102 and Exhibit 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc. (Depositor)

Date: February 19, 2026	/s/ Lee Green
By: Lee Green, Managing Director

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document